INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Inventories
Total inventories	$ 2,803,214	¥ 19,515,420	¥ 20,459,668
Cost
Inventories
Raw materials		6,825,650	8,362,697
Work-in-progress		7,847,599	8,684,506
Finished goods		4,501,633	3,280,641
Spare parts		842,734	879,794
Packaging materials and others		57,870	63,227
Total inventories		20,075,486	21,270,865
Provision for impairment
Inventories
Total inventories		¥ (560,066)	¥ (811,197)	¥ (457,252)